Related Party Transactions - Additional Information (Details)	1 Months Ended		12 Months Ended
	Apr. 30, 2020 USD ($)	Apr. 30, 2020 GBP (£)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Syncona | Accounting And Professional Service
Related Party Transaction [Line Items]
Fees			$ 0	$ 100,000	$ 500,000
Gyroscope Therapeutics Limited
Related Party Transaction [Line Items]
Upfront payment	$ 300,000	£ 200,000
Gyroscope Therapeutics Limited | Maximum
Related Party Transaction [Line Items]
Development and regulatory milestone payments	$ 7,700,000	£ 5,600,000